Exhibit 99.9

Unique ID	JCIII LoanKey	Borrower Last Name	Overall Event	Final Credit Event	Credit Exceptions	Credit Comments	Final Compliance Event	Compliance Exceptions	Compliance Comments	Eligible For Predatory Testing - Unable to Test	Compliance Comp Factors	State	Origination Date	Purpose at origination	Occupancy at origination	LTV Original (Calculated)	LTV Combined Orig (Calculated)	Debt (Back) Ratio From 1008
147900861	XXX	XXX	3	3	[3] Final Application Missing [3] Credit Report Missing [3] MI Missing [3] No Net Tangible Benefit To Borrower [3] Missing Initial Application [3] FHA Case Number Assignment Missing	Case Query results are not provided to indicate if UFMIP was paid, FHA loan, missing MIC. Unable to determine net tangible benefit due to missing previous note and/or payoff statement for subject property. Borrower is not paying off any debt at time of closing or receiving more than $2,000 at closing.	3	[3] Initial TIL Missing [3] TIL Missing [3] ROR Missing [2] Credit Score Disclosure Not Present [2] State - Missing Application Disclosure [2] State - Missing Commitment Disclosure [2] State - Missing Waiver of Borrower's Rights [2] State - Missing Affidavit of Borrower Under Residential Mortgage Act [2] State - Missing GA Foreclosure Disclosure / Notice Pursuant To O.C.G.A. Section 7-1 [2] State - Missing Right to Select Attorney Disclosure [2] Initial GFE Missing		YES		GA	11/XX/2009	Rate/Term Refi	Owner Occ	84.45	84.45